Securities Act File No. 333-100654

Investment Company Act File No. 811-21237

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	x
Pre-Effective Amendment No.	¨
Post-Effective Amendment No. 472	x
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	x
Amendment No. 473	x

Unified Series Trust

(Exact Name of Registrant as Specified In Charter)

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (513) 587-3400

Elisabeth Dahl

Secretary

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

(Name and Address of Agent for Service)

Copies to:

Donald S. Mendelsohn, Esq.

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

(513) 352-6546

It is proposed that this filing will become effective:
[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on December 24, 2019 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate check this box:
[X]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 463 (“PEA No. 463”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on September 6, 2019, and pursuant to Rule 485(a)(2) would become effective on November 25, 2019.

This Post-Effective Amendment No. 472 is being filed pursuant to Rule 485(b)(1)(iii) on November 12, 2019 for the sole purpose of designating December 24, 2019 as the new date upon which PEA No. 463 shall become effective.

This Post-Effective Amendment No. 472 incorporates by reference the information contained in Parts A, B and C of PEA No. 463.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and it has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Cincinnati and the State of Ohio on November 8, 2019.

UNIFIED SERIES TRUST

By:	/s/ David R. Carson*
David R. Carson, President

Attest:

By:	/s/ Zachary Richmond*+
Zachary Richmond, Treasurer and Chief Financial Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ David R. Carson*	President	November 8, 2019
David R. Carson

/s/ Zachary Richmond*	Treasurer and CFO	November 8, 2019
Zachary Richmond

/s/ Daniel Condon*	Trustee	November 8, 2019
Daniel Condon

/s/ Gary E. Hippenstiel*	Trustee	November 8, 2019
Gary E. Hippenstiel

/s/ Stephen Little*	Trustee	November 8, 2019
Stephen Little

/s/ Ronald Tritschler*	Trustee	November 8, 2019
Ronald Tritschler

/s/ Nancy V. Kelly*	Trustee	November 8, 2019
Nancy V. Kelly

/s/ Kenneth Grant*	Trustee	November 8, 2019
Kenneth Grant

* /s/ Elisabeth A. Dahl
Elisabeth A. Dahl, Attorney in Fact

*	Signed pursuant to a Power of Attorney dated May 14, 2018 (+and May 17, 2018) and filed with Registrant’s registration statement on Form N-1A dated July 27, 2018 and incorporated herein by reference.